NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                                             August 29, 2024

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -

Athena Behavioral Tactical Fund

Princeton Adaptive Premium Fund

PFG American Funds® Conservative Income Strategy Fund

PFG American Funds® Growth Strategy Fund

PFG Fidelity Institutional AM® Equity Index Strategy Fund

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

(previously, PFG Fidelity Institutional AM® Bond ESG Strategy Fund)

PFG JPMorgan Tactical Aggressive Strategy Fund

PFG JPMorgan Tactical Moderate Strategy Fund

PFG BNY Mellon Diversifier Strategy Fund

PFG MFS® Aggressive Growth Strategy Fund

PFG BR Target Allocation Equity Strategy Fund

(previously PFG BR Equity ESG Strategy Fund)

PFG Janus Henderson® Balanced Strategy Fund

PFG Invesco® Equity Factor Rotation Strategy Fund

(previously PFG Invesco® Thematic ESG Strategy Fund)

PFG Meeder Tactical Strategy Fund

PFG Tactical Income Strategy Fund

PFG PIMCO Active Core Bond Strategy Fund

PFG Global Equity Index Strategy Fund

PFG US Equity Index Strategy Fund

Toews Agility Shares Dynamic Tactical Income ETF

Toews Agility Shares Managed Risk ETF

Toews Hedged Oceana Fund

Toews Tactical Income Fund

Toews Hedged U.S. Fund

Toews Hedged U.S. Opportunity Fund

Toews Unconstrained Income Fund

Toews Tactical Defensive Alpha Fund

Post-Effective Amendment No. 1465, 1466, 1467, and 1468 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of, Athena Behavioral Tactical Fund, Princeton Adaptive Premium Fund, PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Growth Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund (previously, PFG Fidelity Institutional AM® Bond ESG Strategy Fund), PFG JPMorgan Tactical Aggressive Strategy Fund, PFG JPMorgan Tactical Moderate Strategy Fund, PFG BNY Mellon Diversifier Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG BR Target Allocation Equity Strategy Fund (previously PFG BR Equity ESG Strategy Fund), PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund (previously PFG Invesco® Thematic ESG Strategy Fund), PFG Meeder Tactical Strategy Fund, PFG

Tactical Income Strategy Fund, PFG OIMCO Active Core Bond Strategy Fund, PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, Toews Agility Shares Dynamic Tactical Income ETF, Toews Agility Shares Managed Risk ETF, Toews Hedged Oceana Fund, Toews Tactical Income Fund, Toews Hedged U.S. Fund, Toews Hedged U.S. Opportunity Fund, Toews Unconstrained Income Fund, and Toews Tactical Defensive Alpha Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
Athena Behavioral Tactical Fund	1465	0001580642-24-004635	August 19, 2024
Princeton Adaptive Premium Fund	1466	0001580642-24-004645	August 19, 2024
PFG American Funds® Conservative Income Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG American Funds® Growth Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund (previously, PFG Fidelity Institutional AM® Bond ESG Strategy Fund)	1467	0001580642-24-004647	August 19, 2024
PFG JPMorgan® Tactical Aggressive Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG JPMorgan® Tactical Moderate Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG BNY Mellon® Diversifier Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG MFS® Aggressive Growth Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG BR Target Allocation Equity Strategy Fund (previously PFG BR Equity ESG Strategy Fund)	1467	0001580642-24-004647	August 19, 2024
PFG Janus Henderson® Balanced Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG Invesco® Equity Factor Rotation Strategy Fund (previously PFG Invesco® Thematic ESG Strategy Fund)	1467	0001580642-24-004647	August 19, 2024
PFG Meeder Tactical Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG Tactical Income Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG PIMCO Active Core Bond Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG Global Equity Index Strategy Fund	1467	0001580642-24-004647	August 19, 2024
PFG US Equity Index Strategy Fund	1467	0001580642-24-004647	August 19, 2024
Toews Agility Shares Dynamic Tactical Income ETF	1468	0001580642-24-004711	August 21, 2024
Toews Agility Shares Managed Risk ETF	1468	0001580642-24-004711	August 21, 2024
Toews Hedged Oceana Fund	1468	0001580642-24-004711	August 21, 2024
Toews Tactical Income Fund	1468	0001580642-24-004711	August 21, 2024
Toews Hedged U.S. Fund	1468	0001580642-24-004711	August 21, 2024
Toews Hedged U.S. Opportunity Fund	1468	0001580642-24-004711	August 21, 2024
Toews Unconstrained Income Fund	1468	0001580642-24-004711	August 21, 2024
Toews Tactical Defensive Alpha Fund	1468	0001580642-24-004711	August 21, 2024

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary